Cash and cash equivalents - Types of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash on hand	$ 5	$ 663
Cash in banks	1,168,536	925,380
Total Cash	1,168,541	926,043
Short-term deposits, classified as cash equivalents	329,500	322,500
Short-term investments, classified as cash equivalents	252,280	129,308
Total cash equivalents	581,780	451,808
Total cash and cash equivalents	$ 1,750,321	$ 1,377,851	$ 1,041,369	$ 2,655,236